NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1. NATURE OF OPERATIONS
Cresco Labs Inc. (“Cresco Labs” or the “Company”), formerly known as Randsburg International Gold Corp. was incorporated in the Province of British Columbia under the Company Act on July 6, 1990. The Company is one of the largest vertically-integrated multi-state cannabis operators in the United States licensed to cultivate, manufacture, and sell retail and medical cannabis products primarily through Sunnyside*®, Cresco Labs’ national dispensary brand and third-party retail stores. Employing a consumer-packaged goods approach to cannabis, Cresco Labs’ house of brands is designed to meet the needs of all consumer segments and includes some of the most recognized and trusted national brands including Cresco®, High Supply®, Mindy’sTM, Good News®, RemediTM, Wonder Wellness Co.®, and FloraCal® Farms. As of December 31, 2025, the Company operates in Illinois, Pennsylvania, Ohio, New York, Massachusetts, Michigan, and Florida pursuant to applicable state and local laws and regulations. These include the Illinois Compassionate Use of Medical Cannabis Program Act and the Illinois Cannabis Regulation and Tax Act; the Pennsylvania Medical Marijuana Act; Chapters 3796 and 3780 of the Ohio Revised Code; the New York Marihuana Regulation and Taxation Act; Massachusetts General Laws Chapters 94G and 94I; the Michigan Medical Marihuana Act, the Michigan Medical Marihuana Facilities Licensing Act, the Michigan Regulation and Taxation of Marihuana Act, and the Michigan Marihuana Tracking Act; and Article X section 29 of the Florida Constitution and section 381.986, Florida Statues, respectively.

The Company’s SVS are listed on the Canadian Securities Exchange under the ticker symbol “CL” and are quoted on the Over-the-Counter Market under the ticker symbol “CRLBF” and on the Frankfurt Stock Exchange under the symbol “6CQ.”
The Company’s corporate office is located at 600 W. Fulton Street, Suite 800, Chicago, IL 60661. The registered office is located at 666 Burrard Street, Suite 2500, Vancouver, BC V6C 2X8.